CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

(in thousands of $)	2018	2017
Cash and cash equivalents	249,970	122,699
Short term restricted cash	15,535	4,361
Long term restricted cash	56,156	64,168
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	321,661	191,228